PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I'm pleased to present the Semi-Annual Report to Shareholders for Municipal Cash Series II, a portfolio of Cash Trust Series II, which covers the six-month period ended November 30, 1996. The Report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's tax-free securities issued by municipalities nationwide, and its financial statements.

During the reporting period, the fund helped its shareholders earn a total of $0.01 in tax-free dividends per share on their ready cash. In addition to tax-free income*, the fund also offers the important advantages of daily liquidity and stability of principal.** At the end of the reporting period, fund net assets totaled $256.4 million, a tremendous increase over the $59.8 million in total net assets on the first day of the period.

Thank you for choosing Municipal Cash Series II as a convenient way to put your cash to work pursuing daily tax-free income. Please contact your investment representative if you have any questions about the fund.

Sincerely,

LOGO
Richard B. Fisher
President
January 15, 1997

 * Income may be subject to the federal alternative minimum tax and state and local taxes.

** Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Municipal Cash Series II invests in high quality, short-term tax-exempt debt securities and seeks to maintain a stable net asset value of $1.00 per share. For the six months ended November 30, 1996, the fund paid shareholders a total return of 1.46%, which is a taxable equivalent return of 2.41% for an investor in the highest federal tax bracket of 39.6%*. The seven-day net yield of the fund as of November 30, 1996 was 3.01%.*

Although the Federal Reserve Board (the "Fed") maintained a constant monetary policy over the reporting period in focus, the interest rate environment was clouded by uncertainty. The reason for the concern was shifting sentiment regarding the strength of the U.S. economy. The overriding concern beginning the third quarter of 1996 was the undue strength of the economy. The Fed was worried about rising consumer spending, gains in employment, and higher consumer prices. Economic strength that initially appeared during the latter part of the second quarter of 1996 influenced the interest rate environment through mid-July. From June to mid-July, believing that inflation was an immediate concern, market expectations were biased toward a Fed tightening. The market later retreated from the view that the Fed would intervene as signs of a more benign economy emerged in early August. In their August meeting, the Fed cited an economic expansion that had "moderated somewhat" from the growth levels that were earlier influencing the economy. However, once more during the period, market expectations became inflationary as signs of a tight labor market appeared. The inflationary concerns in the labor markets subsided in mid-September, and the markets retreated to earlier levels. The market relaxed through the end of the reporting period as signs of moderating growth became more concrete.

Yields on short-term government securities reflected the volatile mood in the markets. Rates rose steadily through mid-July as the market expected the Fed to tighten. The yield on the Treasury Note Constant Maturity One-Year Index began June 1996 at 5.78% and rose to 5.90% by mid-July 1996. By mid-August the index had fallen to the 5.60% level and again rose to the 5.90% level by September. The index ended November 1996 at 5.41%, which is approximately where it ended the first quarter of 1996. The Bond Buyer One-Year Note Index, a proxy for the yields of one-year municipal notes, exhibited roughly the same behavior as the treasury index.** The Bond Buyer's Index began June 1996 at 3.88%, rose to 3.95% by mid-July, retreated in August, climbed again in September, and ended November 1996 at 3.56%.

As long as inflation remains benign, the Fed should be content to sit on the sidelines until confronted with signs of overriding strength or considerable weakness in economic growth. The average maturity of the fund will continue to be managed in accordance with our expectation for a stable monetary policy in the near term. The average maturity target of 50 to 55 days reflects our neutral stance. Nevertheless, we are vigilant in our watch of market developments to best serve our municipal money market clients.

 * Performance quoted represents past performance and is not indicative of future results. Yield will vary.

** The Bond Buyer's Index is composed of 40 actively traded general obligation and municipal revenue issues rated A or higher. Municipal bond yields are measured against this unmanaged index.


MUNICIPAL CASH SERIES II
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------         --------------------------------------------------------------   ------------
(A)SHORT-TERM MUNICIPALS--103.1%
----------------------------------------------------------------------------------
                    ALABAMA--3.1%
                    --------------------------------------------------------------
$   815,000         Abbeville, AL, IDB Monthly VRDNs (Great Southern Wood
                    Preserving Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)     $    815,000
                    --------------------------------------------------------------
  4,745,000         Birmingham, AL IDA, Revenue Bonds (Series 1989) Weekly
                    VRDNs (O'Neal Steel, Inc.)/(SouthTrust Bank of Alabama,
                    Birmingham LOC)                                                     4,745,000
                    --------------------------------------------------------------
  2,500,000         Phoenix City, AL IDB, (Series 1988), 3.65% CP (Mead Coated
                    Board)/(ABN AMRO Bank N.V., Amsterdam LOC),
                    Mandatory Tender 1/13/1997                                          2,500,000
                    --------------------------------------------------------------   ------------
                    Total                                                               8,060,000
                    --------------------------------------------------------------   ------------
                    ARKANSAS--6.3%
                    --------------------------------------------------------------
  5,000,000         Arkansas Development Finance Authority, Single Family
                    Mortgage Revenue Bonds (1996 Series I), 3.80% TOBs,
                    Mandatory Tender 11/5/1997                                          5,000,000
                    --------------------------------------------------------------
  2,500,000         Hope, AR, Solid Waste Disposal Revenue Bonds (Series 1994),
                    3.85% CP (Temple-Inland Forest Products Corporation Project)/
                    (Temple-Inland, Inc. GTD), Mandatory Tender 1/24/1997               2,500,000
                    --------------------------------------------------------------
  8,750,000         Miller County, AR, Solid Waste Disposal Revenue Bonds
                    (Series 1996) Weekly VRDNs (Tyson Foods, Inc.)/
                    (Commerzbank AG, Frankfurt LOC)                                     8,750,000
                    --------------------------------------------------------------   ------------
                    Total                                                              16,250,000
                    --------------------------------------------------------------   ------------
                    CALIFORNIA--2.7%
                    --------------------------------------------------------------
  5,000,000         California Health Facilities Financing Authority, Solid Waste
                    Disposal Revenue Bonds (Series 1994A) Daily VRDNs
                    (Shell Oil Co.)/(Shell Oil Co. GTD)                                 5,000,000
                    --------------------------------------------------------------
  2,000,000         California Statewide Communities Development Authority,
                    Certificates of Participation, 4.00% Bonds (Queen of Angels-
                    Hollywood Presbyterian Medical Center), 1/1/1997                    2,000,000
                    --------------------------------------------------------------   ------------
                    Total                                                               7,000,000
                    --------------------------------------------------------------   ------------



MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------         --------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                    COLORADO--1.6%
                    --------------------------------------------------------------
$ 4,100,000         Lakewood, CO, (Series 1996) Weekly VRDNs (Marston Pointe
                    Apartments)/(PNC Bank, Kentucky LOC)                             $  4,100,000
                    --------------------------------------------------------------   ------------
                    DISTRICT OF COLUMBIA--3.7%
                    --------------------------------------------------------------
  1,600,000         District of Columbia Housing Finance Agency, (Series 1995B),
                    4.00% TOBs (United States Treasury COL), Mandatory Tender
                    12/19/1996                                                          1,600,000
                    --------------------------------------------------------------
  8,000,000         District of Columbia Housing Finance Agency, (Series 1996B),
                    3.75% TOBs (Trinity Funding Company INV), Mandatory Tender
                    12/1/1997                                                           8,000,000
                    --------------------------------------------------------------   ------------
                    Total                                                               9,600,000
                    --------------------------------------------------------------   ------------
                    GEORGIA--7.0%
                    --------------------------------------------------------------
  2,000,000         Clayton County, GA Development Authority, (Series 1994)
                    Weekly VRDNs (Lear Seating Corp.)/(Chase Manhattan Bank N.A.,
                    New York LOC)                                                       2,000,000
                    --------------------------------------------------------------
  2,750,000         Crisp County, GA Development Authority, (Series B), 4.10% TOBs
                    (Masonite Corporation)/(International Paper Co. GTD), Optional
                    Tender 9/1/1997                                                     2,750,000
                    --------------------------------------------------------------
  1,800,000         Franklin County, GA Industrial Building Authority, (Series
                    1995) Weekly VRDNs (Bosal Industries, Inc.)/(ABN AMRO Bank
                    N.V., Amsterdam LOC)                                                1,800,000
                    --------------------------------------------------------------
  8,000,000         Richmond County, GA Development Authority, Solid Waste
                    Disposal Revenue Bonds, (Series 1995) Weekly VRDNs
                    (Federal Paper Board Co., Inc.)/(Wachovia Bank of Georgia NA,
                    Atlanta LOC)                                                        8,000,000
                    --------------------------------------------------------------
  3,500,000         Savannah, GA EDA, (Series 1995A) Weekly VRDNs
                    (Home Depot, Inc.)                                                  3,500,000
                    --------------------------------------------------------------   ------------
                    Total                                                              18,050,000
                    --------------------------------------------------------------   ------------
                    ILLINOIS--1.5%
                    --------------------------------------------------------------
  2,000,000         Chicago, IL, Gas Supply Revenue Bonds (1993 Series B),
                    3.85% TOBs (Peoples Gas Light & Coke Company),
                    Optional Tender 12/1/1996                                           2,000,000
                    --------------------------------------------------------------



MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------         --------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                    ILLINOIS--CONTINUED
                    --------------------------------------------------------------
$ 1,820,000         Illinois Development Finance Authority Weekly VRDNs
                    (Olympic Steel, Inc.)/(National City Bank, Cleveland, OH LOC)    $  1,820,000
                    --------------------------------------------------------------   ------------
                    Total                                                               3,820,000
                    --------------------------------------------------------------   ------------
                    INDIANA--1.3%
                    --------------------------------------------------------------
  1,020,000         Avilla, IN, IDRB, Weekly VRDNs (Group Dekko International)/
                    (Bank One, Indianapolis, IN LOC)                                    1,020,000
                    --------------------------------------------------------------
  1,415,000         Indiana Development Finance Authority, Economic Development
                    Revenue Refunding Bonds Weekly VRDNs (T. M. Morris
                    Manufacturing Co., Inc. Project)/(Bank One, Indianapolis, IN
                    LOC)                                                                1,415,000
                    --------------------------------------------------------------
  1,000,000         Indiana Economic Development Commission, Revenue Bonds (Series
                    1989) Weekly VRDNs (O'Neal Steel, Inc.)/(SouthTrust Bank of
                    Alabama, Birmingham LOC)                                            1,000,000
                    --------------------------------------------------------------   ------------
                    Total                                                               3,435,000
                    --------------------------------------------------------------   ------------
                    KANSAS--1.0%
                    --------------------------------------------------------------
  2,460,000         Kansas City, KS, (Series YY), 3.80% BANs, 10/31/1997                2,460,000
                    --------------------------------------------------------------   ------------
                    KENTUCKY--5.3%
                    --------------------------------------------------------------
 11,700,000         Kentucky Pollution Abatement & Water Resource Finance
                    Authority Daily VRDNs (Toyota Motor Credit Corp.)                  11,700,000
                    --------------------------------------------------------------
  2,000,000         Scottsville, KY, 4.00% TOBs (Sumitomo Electric Wiring
                    Systems)/
                    (Sumitomo Bank Ltd., Osaka LOC), Optional Tender 5/1/1997           2,000,000
                    --------------------------------------------------------------   ------------
                    Total                                                              13,700,000
                    --------------------------------------------------------------   ------------
                    LOUISIANA--2.6%
                    --------------------------------------------------------------
  6,700,000         Lincoln Parish, LA, Exempt Facility Revenue Bonds
                    (Series 1996) Weekly VRDNs (Willamette Industries, Inc.)/
                    (Deutsche Bank, AG LOC)                                             6,700,000
                    --------------------------------------------------------------   ------------
                    MARYLAND--3.5%
                    --------------------------------------------------------------
  2,500,000         Harford County, MD, EDRB (Series 1996) Weekly VRDNs (Citrus
                    and Allied Essences Ltd.)/(First National Bank of Maryland,
                    Baltimore LOC)                                                      2,500,000
                    --------------------------------------------------------------



MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------         --------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                    MARYLAND--CONTINUED
                    --------------------------------------------------------------
$ 1,500,000         Maryland State IDFA, (Series 1996) Weekly VRDNs
                    (Chesapeake Biological Labs, Inc.)/(First Union National Bank,
                    Charlotte, N.C. LOC)                                             $  1,500,000
                    --------------------------------------------------------------
  5,000,000         Montgomery County, MD Housing Opportunities Commission,
                    (1996 Series A), 3.70% TOBs, Mandatory Tender 11/13/1997            5,000,000
                    --------------------------------------------------------------   ------------
                    Total                                                               9,000,000
                    --------------------------------------------------------------   ------------
                    MASSACHUSETTS--0.6%
                    --------------------------------------------------------------
  1,483,000         Gloucester, MA, 4.50% RANs, 7/18/1997                               1,486,575
                    --------------------------------------------------------------   ------------
                    MICHIGAN--4.3%
                    --------------------------------------------------------------
  5,000,000         Michigan Strategic Fund, Limited Obligation PCRs (Series 1993)
                    Weekly VRDNs (Allied-Signal, Inc.)                                  5,000,000
                    --------------------------------------------------------------
  6,000,000         Michigan Strategic Fund, Limited Obligation Revenue Bonds
                    (Series 1995) Weekly VRDNs (United Waste Systems, Inc.)/
                    (Bank of America Illinois LOC)                                      6,000,000
                    --------------------------------------------------------------   ------------
                    Total                                                              11,000,000
                    --------------------------------------------------------------   ------------
                    MINNESOTA--4.1%
                    --------------------------------------------------------------
  1,000,000         Byron, MN IDB Weekly VRDNs (Schmidt Printing)/
                    (Norwest Bank Minnesota, Minneapolis LOC)                           1,000,000
                    --------------------------------------------------------------
  5,000,000         Faribault, MN IDA, (Series 1988) Weekly VRDNs (Jerome Foods)/
                    (Norwest Bank Minnesota, Minneapolis LOC)                           5,000,000
                    --------------------------------------------------------------
  4,500,000         Rochester, MN Health Care Facility Authority Weekly VRDNs
                    (Mayo Foundation)                                                   4,500,000
                    --------------------------------------------------------------   ------------
                    Total                                                              10,500,000
                    --------------------------------------------------------------   ------------
                    MISSISSIPPI--0.6%
                    --------------------------------------------------------------
  1,500,000         Senatobia, MS Weekly VRDNs (Deltona Lighting Products, Inc.)/
                    (Southtrust Bank of West Florida, St. Petersburg LOC)               1,500,000
                    --------------------------------------------------------------   ------------
                    NEVADA--3.8%
                    --------------------------------------------------------------
  2,500,000         Director of the State of Nevada Weekly VRDNs
                    (Smithey-Oasis Co.)/(Mellon Bank NA, Pittsburgh LOC)                2,500,000
                    --------------------------------------------------------------



MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------         --------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                    NEVADA--CONTINUED
                    --------------------------------------------------------------
$ 3,500,000         Nevada Housing Division, Multi-Unit Housing Revenue Bonds
                    (Series 1996A) Weekly VRDNs (Oakmont at Flamingo Road)/ (ABN
                    AMRO Bank N.V., Amsterdam LOC)                                   $  3,500,000
                    --------------------------------------------------------------
  3,800,000         Nevada Housing Division, Multi-Unit Housing Revenue Bonds
                    (Series 1996A) Weekly VRDNs (Oakmont at Fort Apache Road)/
                    (ABN AMRO Bank N.V., Amsterdam LOC)                                 3,800,000
                    --------------------------------------------------------------   ------------
                    Total                                                               9,800,000
                    --------------------------------------------------------------   ------------
                    NEW HAMPSHIRE--1.8%
                    --------------------------------------------------------------
  2,500,000         New Hampshire Business Finance Authority, PCR Bonds
                    (Series A), 3.80% CP (New England Power Co.), Mandatory
                    Tender 1/6/1997                                                     2,500,000
                    --------------------------------------------------------------
  2,000,000         New Hampshire State IDA, (Series 1991), 4.05% TOBs
                    (International Paper Co.), Mandatory Tender 10/15/1997              2,000,000
                    --------------------------------------------------------------   ------------
                    Total                                                               4,500,000
                    --------------------------------------------------------------   ------------
                    NEW MEXICO--1.8%
                    --------------------------------------------------------------
  3,800,000         Farmington, NM, PCR Bonds (1994 Series C) Daily VRDNs (Arizona
                    Public Service Corp.)/(Union Bank of Switzerland,
                    Zurich LOC)                                                         3,800,000
                    --------------------------------------------------------------
    705,000         New Mexico Mortgage Finance Authority, (1996 Series F-2),
                    4.05% TOBs (Trinity Funding Company INV), Mandatory Tender
                    8/28/1997                                                             705,000
                    --------------------------------------------------------------   ------------
                    Total                                                               4,505,000
                    --------------------------------------------------------------   ------------
                    NORTH CAROLINA--3.9%
                    --------------------------------------------------------------
  1,200,000         Bladen County, NC Industrial Facilities & Pollution Control
                    Financing Authority, (Series 1993) Weekly VRDNs (BCH Energy,
                    Limited Partnership)/(Bank of Tokyo-Mitsubishi Ltd. LOC)            1,200,000
                    --------------------------------------------------------------
  1,390,000         New Hanover County, NC PCFA Weekly VRDNs (Efson, Inc.)/
                    (Branch Banking & Trust Co, Wilson LOC)                             1,390,000
                    --------------------------------------------------------------
  6,800,000         Person County, NC Industrial Facilities & Pollution Control
                    Financing Authority Daily VRDNs (Carolina Power & Light Co.)/
                    (Fuji Bank, Ltd., Tokyo LOC)                                        6,800,000
                    --------------------------------------------------------------



MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------         --------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                    NORTH CAROLINA--CONTINUED
                    --------------------------------------------------------------
$   500,000         Wilson County, NC PCA, (Series 1994) Weekly VRDNs
                    (Granutec, Inc.)/(Branch Banking & Trust Co, Wilson LOC)         $    500,000
                    --------------------------------------------------------------   ------------
                    Total                                                               9,890,000
                    --------------------------------------------------------------   ------------
                    NORTH DAKOTA--0.8%
                    --------------------------------------------------------------
  1,925,000         Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan-O-Gold Baking
                    Co. Project)/(Norwest Bank Minnesota, Minneapolis LOC)              1,925,000
                    --------------------------------------------------------------   ------------
                    OHIO--4.5%
                    --------------------------------------------------------------
 11,500,000         Ohio HFA, Trust Receipts, (Series 1996 FR/RI-5) Weekly VRDNs
                    (Bank of New York, New York LIQ)/(GNMA LOC)                        11,500,000
                    --------------------------------------------------------------   ------------
                    OKLAHOMA--7.7%
                    --------------------------------------------------------------
 12,000,000         Oklahoma State Industrial Authority, Health System Revenue
                    Bonds (Series 1995A) Weekly VRDNs (Baptist Medical Center,
                    OK)/(Credit Suisse, Zurich and Morgan Guaranty Trust Co.,
                    New York LIQs)                                                     12,000,000
                    --------------------------------------------------------------
  7,720,000         Tulsa County, OK HFA, CDC Municipal Products, Inc. Class A
                    Certificates (Series 1996E) Weekly VRDNs (CDC Municipal
                    Products, Inc. LIQ)                                                 7,720,000
                    --------------------------------------------------------------   ------------
                    Total                                                              19,720,000
                    --------------------------------------------------------------   ------------
                    PENNSYLVANIA--5.3%
                    --------------------------------------------------------------
  1,200,000         Berks County, PA IDA Weekly VRDNs (Lutheran Home at Topton
                    Project)/(Corestates Bank N.A., Philadelphia, PA LOC)               1,200,000
                    --------------------------------------------------------------
  7,000,000         Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent
                    Health System)/(Mellon Bank NA, Pittsburgh LOC)                     7,000,000
                    --------------------------------------------------------------
    500,000         Pennsylvania EDFA Weekly VRDNs (Respironics, Inc.)/
                    (PNC Bank, N.A. LOC)                                                  500,000
                    --------------------------------------------------------------
  1,883,600         Pennsylvania EDFA, (Series 1992 C) Weekly VRDNs (Leonard H.
                    Berenfield/Berenfield Containers)/(PNC Bank, Ohio, N.A. LOC)        1,883,600
                    --------------------------------------------------------------


MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------         --------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                    PENNSYLVANIA--CONTINUED
                    --------------------------------------------------------------
$ 3,000,000         Pennsylvania EDFA, Economic Development Revenue Bonds
                    (1996 Series D6) Weekly VRDNs (Toyo Tanso Specialty
                    Materials, Inc.)/(PNC Bank, N.A. LOC)                            $  3,000,000
                    --------------------------------------------------------------   ------------
                    Total                                                              13,583,600
                    --------------------------------------------------------------   ------------
                    SOUTH CAROLINA--1.0%
                    --------------------------------------------------------------
  2,500,000         York County, SC School District 003, (Series 1996B), 4.00%
                    BANs, 4/1/1997                                                      2,502,024
                    --------------------------------------------------------------   ------------
                    SOUTH DAKOTA--0.8%
                    --------------------------------------------------------------
  2,000,000         South Dakota Housing Development Authority, (Series 1996E),
                    3.75% TOBs, Mandatory Tender 11/13/1997                             2,000,000
                    --------------------------------------------------------------   ------------
                    TENNESSEE--2.6%
                    --------------------------------------------------------------
  1,950,000         Bradley County, TN IDB, Refunding Revenue Bonds (Series 1993)
                    Daily VRDNs (Olin Corp.)/(Wachovia Bank of NC, NA,
                    Winston-Salem LOC)                                                  1,950,000
                    --------------------------------------------------------------
  1,000,000         Chattanooga-Hamilton County, TN Hospital Authority Daily VRDNs
                    (Erlanger Medical Center)/(Morgan Guaranty Trust Co.,
                    New York LIQ)                                                       1,000,000
                    --------------------------------------------------------------
  1,000,000         Cocke County, TN IDB, (Series 1988) Weekly VRDNs (GLI, Inc.)/
                    (Great Lakes Chemical Corp. GTD)                                    1,000,000
                    --------------------------------------------------------------
  2,825,000         Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health
                    Ventures, Inc. Project)/(SunTrust Bank, Nashville LOC)              2,825,000
                    --------------------------------------------------------------   ------------
                    Total                                                               6,775,000
                    --------------------------------------------------------------   ------------
                    TEXAS--1.6%
                    --------------------------------------------------------------
  2,000,000         Angelina and Neches River Authority, Texas, Solid Waste
                    Disposal Revenue Bonds (Series 1993), 3.85% CP (Temple-Eastex
                    Inc. Project)/(Temple-Inland, Inc. GTD), Mandatory Tender
                    1/27/1997                                                           2,000,000
                    --------------------------------------------------------------
  2,000,000         Tyler, TX Health Facilities Development Corp., (Series 1993C),
                    4.00% CP (East Texas Medical Center)/(Banque Paribas,
                    Paris LOC), Mandatory Tender 1/13/1997                              2,000,000
                    --------------------------------------------------------------   ------------
                    Total                                                               4,000,000
                    --------------------------------------------------------------   ------------



MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------         --------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                    UTAH--0.3%
                    --------------------------------------------------------------
$   800,000         Utah State HFA, (Series 1988A), 4.125% TOBs, Optional Tender
                    1/1/1997                                                         $    800,000
                    --------------------------------------------------------------   ------------
                    VIRGINIA--9.6%
                    --------------------------------------------------------------
  6,000,000         Alexandria, VA Redevelopment and Housing Authority Weekly
                    VRDNs (Crystal City Apartments)/(Safeco Insurance Co. of
                    America INS)/(Barclays Bank PLC, London LIQ)                        6,000,000
                    --------------------------------------------------------------
  9,000,000         Campbell County, VA IDA, Solid Waste Disposal Facilities
                    Revenue ACES Weekly VRDNs (Georgia-Pacific Corp.)/(Industrial
                    Bank of Japan Ltd., Tokyo LOC)                                      9,000,000
                    --------------------------------------------------------------
  7,500,000         Richmond, VA Redevelopment & Housing Authority, (Series B-1)
                    Weekly VRDNs (Richmond, VA Red Tabacco Row)/(Westdeutsche
                    Landesbank Girozentrale LOC)                                        7,500,000
                    --------------------------------------------------------------
  2,160,000         Richmond, VA Redevelopment & Housing Authority, (Series B-5)
                    Weekly VRDNs (Richmond, VA Red Tabacco Row)/(Westdeutsche
                    Landesbank Girozentrale LOC)                                        2,160,000
                    --------------------------------------------------------------   ------------
                    Total                                                              24,660,000
                    --------------------------------------------------------------   ------------
                    WASHINGTON--1.4%
                    --------------------------------------------------------------
  3,600,000         Washington State Housing Finance Commission,
                    (1996 Series 4A-S), 3.75% TOBs, Mandatory Tender 11/1/1997          3,600,000
                    --------------------------------------------------------------   ------------
                    WEST VIRGINIA--5.3%
                    --------------------------------------------------------------
 11,500,000         Marshall County, WV, PCR (Series 1992) Weekly VRDNs
                    (PPG Industries, Inc.)                                             11,500,000
                    --------------------------------------------------------------
  2,000,000         Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs
                    (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC)             2,000,000
                    --------------------------------------------------------------   ------------
                    Total                                                              13,500,000
                    --------------------------------------------------------------   ------------
                    WISCONSIN--1.7%
                    --------------------------------------------------------------
  2,000,000         Plymouth, WI IDB Weekly VRDNs (Great Lakes Cheese)/ (Rabobank
                    Nederland, Utrecht LOC)                                             2,000,000
                    --------------------------------------------------------------



MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------         --------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                    WISCONSIN--CONTINUED
                    --------------------------------------------------------------
$ 1,700,000         Portage, WI, IDRB (Series 1994) Weekly VRDNs
                    (Portage Industries Corporation Project)/(Bank One,
                    Milwaukee, WI N.A. LOC)                                          $  1,700,000
                    --------------------------------------------------------------
    780,000     (b) Wisconsin Housing & Economic Development Authority,
                    (Series B), 4.20% TOBs (FSA INS)/(Corestates Bank N.A.,
                    Philadelphia, PA LIQ), Optional Tender 3/1/1997                       780,000
                    --------------------------------------------------------------   ------------
                    Total                                                               4,480,000
                    --------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS (AT AMORTIZED COST) (C)                        $264,402,199
                    --------------------------------------------------------------   ------------


Securities that are subject to Alternative Minimum Tax represent 78.59% of the portfolio as calculated based upon total portfolio market value.
(a) The Trust may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSROs two highest rating categories are determined without regard for sub-categories and gradations. For example, securities, rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or FIN-1+, FIN-1 and FIN-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security. At November 30, 1996, the portfolio securities were rated as follows:

    TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)

    FIRST TIER         SECOND TIER
    ----------         -----------
       97.04%              2.96%


(b) Denotes a restricted security which is subject to restrictions on resale under federal Securities laws.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($256,446,892) at November 30, 1996.


MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

ACES   -- Adjustable Convertible Extendable Securities
BANs   -- Bond Anticipation Notes
COL    -- Collateralized
CP     -- Commercial Paper
EDA    -- Economic Development Authority
EDFA   -- Economic Development Financing Authority
EDRB   -- Economic Development Revenue Bonds
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
GTD    -- Guaranty
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Bond
IDR    -- Industrial Development Revenue
IDRB   -- Industrial Development Revenue Bond
IDFA   -- Industrial Development Finance Authority
INS    -- Insured
INV    -- Investment Agreement
LIQ    -- Liquidity Agreement
LOC    -- Letter of Credit
PCA    -- Pollution Control Authority
PCR    -- Pollution Control Revenue
PCFA   -- Pollution Control Finance Authority
PLC    -- Public Limited Company
RANs   -- Revenue Anticipation Notes
TOBs   -- Tender Option Bonds
VRDNs  -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES II
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                        $264,402,199
--------------------------------------------------------------------------------
Cash                                                                                     319,295
--------------------------------------------------------------------------------
Income receivable                                                                      1,023,786
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    265,745,280
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                     $9,000,000
-------------------------------------------------------------------
Income distribution payable                                              229,617
-------------------------------------------------------------------
Accrued expenses                                                          68,771
-------------------------------------------------------------------   ----------
     Total liabilities                                                                 9,298,388
--------------------------------------------------------------------------------    ------------
Net Assets for 256,452,265 shares outstanding                                       $256,446,892
--------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $256,452,265
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (5,373)
--------------------------------------------------------------------------------    ------------
     Total Net Assets                                                               $256,446,892
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
($256,446,892 / 256,452,265 shares outstanding)                                            $1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES II
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $1,461,661
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                 $ 193,835
---------------------------------------------------------------------
Administrative personnel and services fee                                  62,672
---------------------------------------------------------------------
Custodian fees                                                             13,142
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   23,260
---------------------------------------------------------------------
Directors'/Trustees' fees                                                   2,745
---------------------------------------------------------------------
Auditing fees                                                               6,588
---------------------------------------------------------------------
Legal fees                                                                  1,464
---------------------------------------------------------------------
Portfolio accounting fees                                                  29,230
---------------------------------------------------------------------
Distribution services fee                                                  77,534
---------------------------------------------------------------------
Share registration costs                                                    9,882
---------------------------------------------------------------------
Printing and postage                                                        8,601
---------------------------------------------------------------------
Insurance premiums                                                          2,196
---------------------------------------------------------------------
Miscellaneous                                                               5,124
---------------------------------------------------------------------   ----------
     Total expenses                                                       436,273
---------------------------------------------------------------------
Waivers--Waiver of investment advisory fee                               (128,308)
---------------------------------------------------------------------   ---------
     Net expenses                                                                       307,965
---------------------------------------------------------------------------------    ----------
          Net investment income                                                       1,153,696
---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized loss on investments                                                         (5,373)
---------------------------------------------------------------------------------    ----------
     Change in net assets resulting from operations                                  $1,148,323
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES II
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED
                                                              (UNAUDITED)        YEAR ENDED
                                                           NOVEMBER 30, 1996    MAY 31, 1996
                                                           -----------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------
OPERATIONS--
--------------------------------------------------------
Net investment income                                        $   1,153,696      $  2,387,012
--------------------------------------------------------
Net realized gain (loss) on investments ($(5,373) as
computed for tax purposes)                                           (5373)               --
--------------------------------------------------------   -----------------    ------------
     Change in net assets resulting from operation               1,148,323         2,387,012
--------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------
Distributions from net investment income                        (1,153,696)       (2,387,012)
--------------------------------------------------------   -----------------    ------------
SHARE TRANSACTIONS--
--------------------------------------------------------
Proceeds from sale of shares                                   304,275,557       410,205,449
--------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                  734,766         1,773,394
--------------------------------------------------------
Cost of shares redeemed                                       (108,446,288)     (419,701,847)
--------------------------------------------------------   -----------------    ------------
     Change in net assets resulting from share
       transactions                                            196,564,035        (7,723,004)
--------------------------------------------------------   -----------------    ------------
          Change in net assets                                 196,558,662        (7,723,004)
--------------------------------------------------------
NET ASSETS:
--------------------------------------------------------
Beginning of period                                             59,888,230        67,611,234
--------------------------------------------------------   -----------------    ------------
End of period                                                $ 256,446,892      $ 59,888,230
--------------------------------------------------------   -----------------    ------------


(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES II
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                       ENDED
                                    (UNAUDITED)                      YEAR ENDED MAY 31,
                                    NOVEMBER 30,   -----------------------------------------------------------
                                        1996        1996       1995       1994      1993      1992     1991(A)
                                    ------------   -------   --------   --------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $ 1.00       $1.00     $ 1.00     $ 1.00     $1.00     $1.00     $1.00
----------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------
  Net investment income                  0.01        0.03       0.03       0.02      0.02      0.04      0.01
----------------------------------
LESS DISTRIBUTIONS
----------------------------------
  Distributions from net
  investment income                    (0.01)      (0.03)     (0.03)     (0.02)    (0.02)    (0.04)    (0.01)
----------------------------------   --------      ------     ------     ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD         $ 1.00       $1.00     $ 1.00     $ 1.00     $1.00     $1.00     $1.00
----------------------------------   --------      ------     ------     ------    ------    ------    ------
TOTAL RETURN (B)                         1.46%       3.22%      3.02%      1.99%     2.29%     3.72%     1.19%
----------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------
  Expenses                               0.79%*      0.79%      0.79%      0.79%     0.77%     0.74%     0.47%*
----------------------------------
  Net investment income                  2.98%*      3.17%      2.91%      1.97%     2.23%     3.56%     4.68%*
----------------------------------
  Expense waiver/reimbursement (c)       0.33%*      0.31%      0.23%      0.28%     0.50%     0.50%     0.39%*
----------------------------------
SUPPLEMENTAL DATA
----------------------------------
  Net assets, end of period
  (000 omitted)                         $256,447   $59,888    $67,611   $131,770   $104,563  $65,628   $34,048
----------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from February 13, 1991 (date of initial public investment) to May 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES II
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs


MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

     upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on the restricted security held at November 30, 1996 is as follows:

                                                                  FUND
                          SECURITY                          ACQUISITION DATE    ACQUISITION COST
    -----------------------------------------------------   ----------------    ----------------
    Wisconsin Housing & Economic Development Authority,
      (Series B),                                               9/1/1996            $780,000


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1996, capital paid-in aggregated $256,452,265.

Transactions in shares were as follows:

                                                            SIX MONTHS ENDED      YEAR ENDED
                                                            NOVEMBER 30, 1996    MAY 31, 1996
---------------------------------------------------------   -----------------    ------------
Shares sold                                                     304,275,557      410,205,449
---------------------------------------------------------
Shares issued to shareholders in payment of dividends
declared                                                            734,766        1,773,394
---------------------------------------------------------
Shares redeemed                                                (108,446,288)     (419,701,847)
---------------------------------------------------------   ---------------      -----------
  Net change resulting from share transactions                  196,564,035        7,723,004
---------------------------------------------------------   ---------------      -----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan ( the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended November 30, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $221,103,600 and $76,885,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Richard B. Fisher
William J. Copeland                             President
J. Christopher Donahue                          J. Christopher Donahue
James E. Dowd                                   Executive Vice President
Lawrence D. Ellis, M.D.                         Edward C. Gonzales
Edward L. Flaherty, Jr.                         Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                 Executive Vice President, Treasurer and
John E. Murray, Jr.                             Secretary
Wesley W. Posvar                                S. Elliott Cohan
Marjorie P. Smuts                               Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

                                                                       MUNICIPAL
                                                                            CASH
                                                                       SERIES II

                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               NOVEMBER 30, 1996

(LOGO)
      FEDERATED SECURITIES CORP.
      Distributor
      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779

      CUSIP 147552103
      1121604 (1/97)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I'm pleased to present the Semi-Annual Report to Shareholders for Treasury Cash Series II, a portfolio of Cash Trust Series II, which covers the six-month period ended November 30, 1996. The Report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.

During the reporting period, the fund helped its shareholders earn a total of $0.02 in dividends per share on their ready cash--while offering the advantages of daily liquidity and stability of principal.* Assets totaled $355 million at the end of the reporting period.

At the end of the reporting period, 81.2% of the fund's assets was invested in repurchase agreements backed by U.S. government securities, which offered a yield advantage over many direct government securities. The remainder of the fund's assets was invested in direct U.S. Treasury bills and notes.

Thank you for choosing Treasury Cash Series II as a convenient way to put your cash to work pursuing daily income from U.S. Treasury obligations. Please contact your investment representative if you have any questions about your investment.

Sincerely,

LOGO
Richard B. Fisher
President
January 15, 1997

* Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Treasury Cash Series II invests in U.S. Treasury and U.S. government agency securities and in repurchase agreements collateralized by U.S. government securities. The fund is rated AAAm by Standard & Poor's Ratings Group ("S&P") and Aaa by Moody's Investors Service, Inc. ("Moody's")*

Over the six months ended November 30, 1996, the Federal Reserve Board (the "Fed") stood pat in the face of economic growth that exceeded the 2.50% pace thought to be non-inflationary. Confronted with persistent strength in the housing, auto, and retail sectors, the Fed stuck to its belief that economic growth in the second half of the year would return to a more moderate pace. Over the reporting period, the market itself was not so sure, and movements in interest rates proved to be rather volatile as expectations regarding the timing and extent of the next policy move from the Fed swayed back and forth with each new piece of economic data. Signs of an economic slowdown began to emerge in the third quarter of 1996, but the market fretted that it might not be enough to prevent the Fed from tightening to ward off inflationary pressures. By the end of the reporting period, however, the market calmed as growth in employment and housing moderated and inflation remained tame. Overall, the Federal funds target rate remained unchanged at 5.25%, where it has been since late January 1996.

Movements in interest rates reflected the market uncertainty. The yield on the three-month Treasury bill began the reporting period at 5.20% in early June and rose to 5.35% by late August amid fears that the robust economy might spark inflation--particularly in the face of tight labor market conditions. The yield then fell to 5.15% as signs of tempered growth began to appear, rose once more to 5.35% as the market continued to reflect concerns over developing wage pressures, and then plunged to 5.00% in late September/early October as relief finally took hold. The yield rebounded to a more realistic 5.15% and traded within a narrow range for the remainder of the reporting period, as the market broke its trend of over-reacting to each economic release and accepted the idea that the Fed was likely to be on hold indefinitely. Overall, the short end of the Treasury yield curve ended the reporting period 27 basis points flatter than it began, reflecting the retreat from expectations of an imminent tightening in monetary policy.

For most of the six-month reporting period, the fund was targeted in a 35 to 45 day average maturity range, representing a neutral stance. The average maturity of the fund varied within that range according to relative value opportunities available in the short-term Treasury and repo markets. The fund remained barbelled in structure, combining repurchase agreements with purchases of fixed-rate Treasury securities with longer maturities. With a friendly inflation picture and no signs of a dramatic change in the overall fundamental picture of the economy on the horizon, the fund will likely maintain its current neutral positioning in the near future.

* These ratings are obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.


TREASURY CASH SERIES II
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        ---------------------------------------------------------------   ------------
SHORT-TERM U.S. TREASURY OBLIGATIONS--20.8%
----------------------------------------------------------------------------------
               (A) U.S. TREASURY BILL--5.8%
                   ---------------------------------------------------------------
$21,000,000        4.925%-5.455%, 3/6/1997-8/21/1997                                 $ 20,469,114
                   ---------------------------------------------------------------   ------------
                   U.S. TREASURY NOTE--15.0%
                   ---------------------------------------------------------------
 53,000,000        5.625%-8.625%, 12/31/1996-9/30/1997                                 53,252,555
                   ---------------------------------------------------------------   ------------
                   TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS                          73,721,669
                   ---------------------------------------------------------------   ------------
(B)REPURCHASE AGREEMENTS--81.2%
----------------------------------------------------------------------------------
 15,000,000        BT Securities Corporation, 5.720%, dated 11/29/1996, due
                   12/2/1996                                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        Bank of Tokyo-Mitsubishi Ltd., 5.680%, dated 11/29/1996, due
                   12/2/1996                                                           15,000,000
                   ---------------------------------------------------------------
 45,400,000        Barclays de Zoete Wedd Securities, Inc., 5.720%, dated
                   11/29/1996, due 12/2/1996                                           45,400,000
                   ---------------------------------------------------------------
 15,000,000        Bear, Stearns and Co., 5.700%, dated 11/29/1996, due 12/2/1996      15,000,000
                   ---------------------------------------------------------------
 15,000,000        CIBC Wood Gundy Securities Corp., 5.700%, dated 11/29/1996, due
                   12/2/1996                                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        Daiwa Securities America, Inc., 5.375%, dated 11/27/1996, due
                   12/2/1996                                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        Dean Witter Reynolds, Inc., 5.720%, dated 11/29/1996, due
                   12/2/1996                                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        Deutsche Bank Government Securities, Inc., 5.700%, dated
                   11/29/1996, due 12/2/1996                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        Donaldson, Lufkin and Jenrette Securities Corp., 5.650%, dated
                   11/29/1996, due 12/2/1996                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        Dresdner Securities (USA), Inc., 5.420%, dated 11/27/1996, due
                   12/2/1996                                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        First Union Capital Markets, 5.660%, dated 11/29/1996, due
                   12/2/1996                                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        Greenwich Capital Markets, Inc., 5.720%, dated 11/29/1996, due
                   12/2/1996                                                           15,000,000
                   ---------------------------------------------------------------



TREASURY CASH SERIES II
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        ---------------------------------------------------------------   ------------
(B)REPURCHASE AGREEMENTS--CONTINUED
----------------------------------------------------------------------------------
$15,000,000        Nesbitt Burns Securities, Inc., 5.710%, dated 11/29/1996, due
                   12/2/1996                                                         $ 15,000,000
                   ---------------------------------------------------------------
 15,000,000        Swiss Bank Capital Markets, 5.700%, dated 11/29/1996, due
                   12/2/1996                                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        Toronto Dominion Securities (USA) Inc., 5.400%, dated
                   11/27/1996, due 12/2/1996                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        UBS Securities, Inc., 5.730%, dated 11/29/1996, due 12/2/1996       15,000,000
                   ---------------------------------------------------------------
  7,000,000    (c) CS First Boston, Inc., 6.250%, dated 11/19/1996, due 1/2/1997        7,000,000
                   ---------------------------------------------------------------
  3,000,000    (c) Swiss Bank Capital Markets, 5.350%, dated 10/7/1996, due
                   1/6/1997                                                             3,000,000
                   ---------------------------------------------------------------
  8,000,000    (c) Morgan Stanley Group, Inc., 5.330%, dated 10/17/1996, due
                   1/16/1997                                                            8,000,000
                   ---------------------------------------------------------------   ------------
                   TOTAL REPURCHASE AGREEMENTS                                        288,400,000
                   ---------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                          $362,121,669
                   ---------------------------------------------------------------   ------------


(a) Each issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($355,047,564) at November 30, 1996.

(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES II
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements                                $288,400,000
-----------------------------------------------------------------
Investments in securities                                             73,721,669
-----------------------------------------------------------------   ------------
     Total investments in securities, at amortized cost and value                   $362,121,669
--------------------------------------------------------------------------------
Cash                                                                                     100,941
--------------------------------------------------------------------------------
Income receivable                                                                      1,055,548
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    363,278,158
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                      7,000,000
-----------------------------------------------------------------
Income distribution payable                                            1,108,507
-----------------------------------------------------------------
Accrued expenses                                                         122,087
-----------------------------------------------------------------   ------------
     Total liabilities                                                                 8,230,594
--------------------------------------------------------------------------------    ------------
Net Assets for 355,047,564 shares outstanding                                       $355,047,564
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
($355,047,564 / 355,047,564) shares outstanding                                            $1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES II
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------
Interest                                                                              $9,955,718
----------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------
Investment advisory fee                                                 $  930,352
---------------------------------------------------------------------
Administrative personnel and services fee                                  140,657
---------------------------------------------------------------------
Custodian fees                                                              49,209
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                    15,432
---------------------------------------------------------------------
Directors'/Trustees' fees                                                    5,024
---------------------------------------------------------------------
Auditing fees                                                                6,312
---------------------------------------------------------------------
Legal fees                                                                   1,561
---------------------------------------------------------------------
Portfolio accounting fees                                                   38,631
---------------------------------------------------------------------
Distribution services fee                                                  372,141
---------------------------------------------------------------------
Share registration costs                                                    12,524
---------------------------------------------------------------------
Printing and postage                                                         7,672
---------------------------------------------------------------------
Insurance premiums                                                           3,335
---------------------------------------------------------------------
Taxes                                                                          372
---------------------------------------------------------------------
Miscellaneous                                                                5,024
---------------------------------------------------------------------   ----------
     Total expenses                                                      1,588,246
---------------------------------------------------------------------
Waivers--Waiver of distribution services fee                               (13,025)
---------------------------------------------------------------------   ----------
  Net expenses                                                                         1,575,221
----------------------------------------------------------------------------------    ----------
     Net investment income                                                            $8,380,497
----------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES II
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED
                                                             (UNAUDITED)         YEAR ENDED
                                                          NOVEMBER 30, 1996     MAY 31, 1996
                                                          ------------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------
OPERATIONS--
-------------------------------------------------------
Net investment income                                       $    8,380,497      $ 16,815,145
-------------------------------------------------------   -----------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------
Distributions from net investment income                        (8,380,497)      (16,815,145)
-------------------------------------------------------   -----------------     ------------
SHARE TRANSACTIONS--
-------------------------------------------------------
Proceeds from sale of shares                                   307,173,869       885,379,520
-------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                5,374,167        12,675,598
-------------------------------------------------------
Cost of shares redeemed                                       (359,878,578)     (739,327,594)
-------------------------------------------------------   -----------------     ------------
     Change in net assets resulting from share
       transactions                                            (47,330,542)      158,727,524
-------------------------------------------------------   -----------------     ------------
          Change in net assets                                 (47,330,542)      158,727,524
-------------------------------------------------------
NET ASSETS:
-------------------------------------------------------
Beginning of period                                            402,378,106       243,650,582
-------------------------------------------------------   -----------------     ------------
End of period                                               $  355,047,564      $402,378,106
-------------------------------------------------------   -----------------     ------------


(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES II
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                      ENDED
                                   (UNAUDITED)                          YEAR ENDED MAY 31,
                                  NOVEMBER 30,    --------------------------------------------------------------
                                      1996          1996       1995       1994       1993       1992     1991(A)
                                  -------------   --------   --------   --------   --------   --------   -------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                $1.00        $1.00      $1.00      $1.00      $1.00      $1.00    $1.00
-------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
-------------------------------
  Net investment income                  0.02         0.05       0.04       0.02       0.03       0.04     0.02
-------------------------------
LESS DISTRIBUTIONS
-------------------------------
  Distributions from net
  investment income                     (0.02)       (0.05)     (0.04)     (0.02)     (0.03)     (0.04)   (0.02)
-------------------------------        ------         ----       ----       ----       ----       ----    -----
NET ASSET VALUE, END OF PERIOD          $1.00        $1.00      $1.00      $1.00      $1.00      $1.00    $1.00
-------------------------------        ------         ----       ----       ----       ----       ----    -----
TOTAL RETURN(B)                          2.28%        4.97%      4.47%      2.47%      2.64%      4.41%    2.06%
-------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------
  Expenses                               0.84%*       0.86%      0.88%      0.89%      0.78%      0.73%    0.47%*
-------------------------------
  Net investment income                  4.49%*       4.83%      4.40%      2.42%      2.55%      4.34%    5.71%*
-------------------------------
  Expense waiver/
    reimbursement(c)                     0.01%*       0.01%      0.00%      0.05%      0.19%      0.57%    0.37%*
-------------------------------
SUPPLEMENTAL DATA
-------------------------------
  Net assets, end of period
  (000 omitted)                      $355,048     $402,378   $243,651   $229,882   $310,648   $104,371   $70,798
-------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from February 9, 1991 (date of initial public investment) to May 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES II
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.
TREASURY CASH SERIES II
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1996, capital paid-in aggregated $355,047,564.

Transactions in shares were as follows:

                                                           SIX MONTHS ENDED      YEAR ENDED
                                                          NOVEMBER 30, 1996     MAY 31, 1996
-------------------------------------------------------   ------------------    ------------
Shares sold                                                   307,173,869       885,379,520
-------------------------------------------------------
Shares issued to shareholders in payment of
  distributions declared                                        5,374,167        12,675,598
-------------------------------------------------------
Shares redeemed                                              (359,878,578)     (739,327,594)
-------------------------------------------------------   ---------------       -----------
     Net change resulting from share transactions             (47,330,542)      158,727,524
-------------------------------------------------------   ---------------       -----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administra-


TREASURY CASH SERIES II
--------------------------------------------------------------------------------

tive Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Richard B. Fisher
William J. Copeland                             President
J. Christopher Donahue                          J. Christopher Donahue
James E. Dowd                                   Executive Vice President
Lawrence D. Ellis, M.D.                         Edward C. Gonzales
Edward L. Flaherty, Jr.                         Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                 Executive Vice President,
John E. Murray, Jr.                             Treasurer and Secretary
Wesley W. Posvar                                S. Elliott Cohan
Marjorie P. Smuts                               Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.


                                                                        TREASURY
                                                                            CASH
                                                                       SERIES II

                                                 SEMI-ANNUAL REPORT
                                                   TO SHAREHOLDERS
                                                  NOVEMBER 30, 1996

(LOGO)
      FEDERATED SECURITIES CORP.
      Distributor
      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779

      CUSIP 147552301
      1121606 (1/97)